U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 2, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Jensen Quality Growth Fund Inc. (the “Company”)
    Securities Act Registration No: 033-47508
    Investment Fund Act Registration No: 811-06653

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated September 30, 2023, and filed electronically as Post-Effective Amendment No. 51 to the Fund’s Registration Statement on Form N-1A on September 27, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (513) 629-8104.

Very truly yours,

/s/ Jay S. Fitton
Jay S. Fitton
For U.S. Bank Global Fund Services